Consolidated Balance Sheets (Parenthetical) - USD ($)	Oct. 31, 2017	Apr. 30, 2017	Apr. 30, 2016
Current liabilities:
Convertible notes, net of discount currently in default	$ 0	$ 0	$ 0
Convertible note payable, net of discount	628,608	$ 136,284	$ 0
Convertible note payable, net of discount non current	$ 181,003
Common Class A [Member]
Stockholders' deficit:
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, Authorized	3,000,000,000	3,000,000,000	3,000,000,000
Common stock, Issued	1,474,263,078	987,616,168	180,432,013
Common stock, outstanding	1,474,263,078	987,616,168	180,432,013
Common Class B [Member]
Stockholders' deficit:
Common stock, par value	$ 0.001
Common stock, Authorized	2,000,000,000	2,000,000,000	2,000,000,000
Common stock, Issued	1,500,000,000	1,500,000,000	0
Common stock, outstanding	1,500,000,000	1,500,000,000	0